Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec. 01, 2011
MM Fiduciary | DIVERSIFIED MONEY MARKET FUND | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%
Net Expenses	rr_NetExpensesOverAssets	0.57%	[1]
1 Year	rr_ExpenseExampleYear01	58
3 Years	rr_ExpenseExampleYear03	222
5 Years	rr_ExpenseExampleYear05	399
10 Years	rr_ExpenseExampleYear10	913
Annual Return 2001	rr_AnnualReturn2001	3.92%
Annual Return 2002	rr_AnnualReturn2002	1.46%
Annual Return 2003	rr_AnnualReturn2003	0.73%
Annual Return 2004	rr_AnnualReturn2004	0.94%
Annual Return 2005	rr_AnnualReturn2005	2.82%
Annual Return 2006	rr_AnnualReturn2006	4.68%
Annual Return 2007	rr_AnnualReturn2007	4.97%
Annual Return 2008	rr_AnnualReturn2008	2.75%
Annual Return 2009	rr_AnnualReturn2009	0.69%
Annual Return 2010	rr_AnnualReturn2010	0.14%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.14%
5 Years	rr_AverageAnnualReturnYear05	2.62%
10 Years	rr_AverageAnnualReturnYear10	2.29%
MM Fiduciary | DIVERSIFIED MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diversified Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high quality, short-term debt securities. "High quality" securities are those that at least two nationally recognized rating agencies have judged financially strong enough to be included in their highest credit-quality category for short-term securities (or, if only one nationally recognized rating agency has rated such debt, then by that agency). The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the high quality, short-term securities market as a whole and/or for individual securities.

•	Current imbalances in the supply of high quality, short-term securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

 Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable Securities and Exchange Commission guidelines, if they believe it is in the best interest of the Fund's shareholders.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	03/31/01	1.35%
Lowest Quarter	12/31/10	0.02%
Year-to-date total return as of 9/30/2011		0.02%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.57% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if (i) the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.55% and (ii) the sum of the amount of such payment and the operating expenses of Fiduciary Shares do not cause the Fund's or Fiduciary Shares' net yield to fall below the Fund's or Fiduciary Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.